33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) R$ / shares in Units, R$ in Millions		1 Months Ended	12 Months Ended
	May 07, 2019	Jul. 31, 2018 BRL (R$) R$ / shares	Dec. 31, 2019 BRL (R$) Number R$ / shares	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Description of annual rates loans and debentures			IPCA + 4.70% to 8.07% and CDI + 0.38% to 2.24%
Exercise price of financial remuneration percentage			133.37%
Liability			R$ 483	R$ 419
Risk-free interest rate			0.81%	3.19%
Volatility			10.00%	70.00%
Put option, price			R$ 492	R$ 525
Exercise price of put option as number of times adjusted net income | Number			15
Exercise price of call option as number of times adjusted net income | Number			17
Option vesting date			Jan. 01, 2021
Non cash positive (negative) adjustment from derivative transaction			R$ 998	893
Swap operation floor rate | R$ / shares		R$ 3.85	R$ 3.25
Swap ceiling rate		R$ 5	R$ 5
FX Variation Interest rate		9.25%	9.25%
Value of principal contracted		R$ 5	R$ 1
Cemig's obligation		125.52% of the CDI rate	150.49% of the CDI
Financial assets, fair value			R$ 16,098	16,183
Maturity	April 15, 2022 to April 15, 2025
Derivative hedge instrument, Liabilities			18,764	(18,120)
Net assets (liabilities) exposed			R$ 922	712
Percentage of decrease in US dollars			7600.00%
Percentage of decrease in euro		155.00%
Cash flow projection period		12 months
Daily liquidity projection period		180 days
Carrying value bond			R$ 14,777	14,772
Swap spread at the end			1,705
Call spread at the endcall			1,511
Swap comprising amount			R$ 3,216
Sensitivity analysis			the Company estimates that in a probable scenario the variation of the exchange rates of foreign currencies in relation to the Real at the end of 2020 will be an appreciation of the dollar by 29.01% to R$5.20. The Company has prepared a sensitivity analysis of the effects on the Company’s net income arising from depreciation of the Real exchange rate by 25%, and by 50%, in relation to this ‘probable’ scenario.
TJLP [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis			Company estimates that, in a probable scenario, at December 31, 2020 Selic and TJLP rates will be 1.50% and 4.95%, respectively.
Cemig Geracao Tres Marias Sa [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity			2024
Fair value of financial instruments			R$ 1,691	813
Carrying value bond			R$ 922	R$ 712
Possible Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Risk-free interest rate			25.00%
Volatility			50.00%
Derivative hedge instrument, Assets			R$ 4,422
Derivative hedge instrument, Liabilities			5,942
Net assets (liabilities) exposed			R$ (1,520)